S000055646 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	108 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.96%
Performance Inception Date			Dec. 19, 2016
Dow Jones U.S. Select REIT Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.67%	6.65%	4.66%
Performance Inception Date			Dec. 19, 2016
Dow Jones U.S. Select Short-Term REIT Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(7.25%)	4.51%	5.22%
Performance Inception Date			Dec. 19, 2016
Nuveen Short-Term REIT ETF
Prospectus [Line Items]
Average Annual Return, Percent	(7.53%)	4.14%	4.86%
Performance Inception Date			Dec. 19, 2016
Nuveen Short-Term REIT ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(9.15%)	3.19%	3.75%
Performance Inception Date			Dec. 19, 2016
Nuveen Short-Term REIT ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(4.44%)	2.89%	3.40%
Performance Inception Date			Dec. 19, 2016